Reconciliation of Net Cash Flow from Operating Activities with Net Profit After Taxation (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Net Cash Flow from Operating Activities with Net Profit After Taxation
		For the six
	For the year	months ended
	ended 31/03/16	31/3/15
	$	$

Net profit/(loss) after taxation	(173,739)	(93,933)

Movements in working capital items:
(Increase) in trade and other receivables	(70,822)	(2,235)
(Increase) in deferred expenses	(121,964)	(29,715)
(Increase) in income tax receivable	(291)	(1,228)
Increase in deferred tax liability	4,940	83,796
(Decrease) / Increase in GST payable	(37,115)	45,951
Increase in trade and other payables	42,530	11,838
Increase in depreciation	1,823	-
Increase in deferred revenue	295,772	337,000
	114,872	445,407
Net Cash Flows from Operating Activities	(58,867)	351,474